Loans Held for Investment - Lending activities - subnote (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 02, 2021	Mar. 02, 2020
Loans and Financing Receivable
Paid-in-Kind Interest		$ 0	$ 224,197	$ 1,000,028	$ 2,937,909
Cash							$ 25,500,000
Realized loss on loan repayments				517,989	0
Real Estate Loan
Loans and Financing Receivable
Paid-in-Kind Interest				1,955,109	4,442,759
Realized loss on loan repayments				(651,553)
Loans held for investment, net | Real Estate Loan
Loans and Financing Receivable
Paid-in-Kind Interest			676,646	1,955,109	4,442,759
Realized loss on loan repayments				(651,553)
Loans Held For Investment Acquired Through Participation | Real Estate Loan
Loans and Financing Receivable
Paid-in-Kind Interest				0	0
Realized loss on loan repayments				0
Loans Held For Investment Acquired Through Participation | Real Estate Loan | TDR Transaction
Loans and Financing Receivable
Realized loss on loan repayments				300,000
Loans Held For Investment Acquired Through Participation | Real Estate Loan | Hotel - full/select service
Loans and Financing Receivable
Proceeds from sale of real properties held for investment	$ 13,800,000
Cash	800,000
Realized loss on loan repayments				400,000
First Mortgage | Loans Held For Investment Acquired Through Participation | Real Estate Loan | Hotel - full/select service
Loans and Financing Receivable
Principal balance						$ 14,600,000
Obligations Under Participation Agreements | Loans held for investment, net | Real Estate Loan
Loans and Financing Receivable
Paid-in-Kind Interest			$ 500,000	$ 1,000,000	$ 1,500,000
Obligations Under Participation Agreements | Loans Held For Investment Acquired Through Participation | Real Estate Loan | Hotel - full/select service
Loans and Financing Receivable
Principal balance	$ 0.1